Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations (Table)

Major items constituting net loss from discontinued operations
2019
Revenues	$46,172
Expenses
Voyage expenses	12,655
Vessel operating expenses	15,506
General and administrative expenses	2,564
Vessel depreciation and amortization	9,630
Impairment of vessels	149,578
Interest expense and finance cost	3,174
Other income	(59)
Net loss from discontinued operations	$(146,876)